EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that is the same as the risk/return summary information in the supplement dated April 17, 2020 for Symmetry Panoramic Alternatives Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Global Fixed Income Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Tax Managed Global Equity Fund, Symmetry Panoramic US Equity Fund, and Symmetry Panoramic US Fixed Income Fund, each a series of Symmetry Panoramic Trust, which was filed with the Securities and Exchange Commission on April 17, 2020 (Accession No. 0001398344-20-008156).